CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (1,058,490)	$ (11,524,429)	$ (9,188,357)	$ 5,846,503
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(7,714)	(40,114)	(91,362)	(66,897)
Change in fair value of warrant liability	(72,693)	10,311,560	7,487,000	(12,722,918)
Offering cost allocated to warrants	667,259		667,259
Payment of formation costs through promissory note - related party			1,548
Changes in operating assets and liabilities:
Prepaid expenses	3,348	42,839	(343,839)	230,699
Accounts payable and accrued expenses	488,883	445,211	859,811	5,400,831
Net cash used in operating activities	(646,666)	(764,933)	(607,940)	(1,311,782)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(492,136)		(230,000,000)
Net cash provided by investing activities	147,587,685		(230,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to the Sponsor			25,000
Proceeds from sale of Units, net of underwriting discounts paid			225,400,000
Proceeds from sale of Private Placement Warrants			6,600,000
Proceeds from promissory note - related party	1,130,412		62,558	527,756
Repayment of promissory note - related party			(186,760)
Payment of offering costs			(500,442)
Net cash used in financing activities	(146,949,409)		231,400,356	527,756
Net Change in Cash	(8,390)	(764,933)	792,416	(784,026)
Cash - Beginning of period	$ 8,390	792,416		792,416
Cash - End of period		$ 27,483	792,416	$ 8,390
Non-Cash Investing and Financing Activities:
Offering costs paid through promissory note - related party			122,654
Deferred underwriting fee payable			$ 8,050,000